Condensed Financial Information of Synovus Financial Corp. (Parent Company only) - Schedule of Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net income	$ 791,980	$ 482,460	$ 543,705
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Other, net	0	0	(1,929)
Net cash provided by (used in) operating activities	676,074	821,030	1,282,623
Investing Activities
Net cash provided by (used in) investing activities	(1,485,192)	177,571	323,966
Financing Activities
Repurchase of common stock	(142,227)	(272,343)	0
Repayments and redemption of long-term debt	(1,951,345)	(1,850,000)	(5,404,731)
Proceeds from issuance of long-term debt, net	2,645,921	1,646,791	3,220,912
Net cash provided by (used in) financing activities	352,836	(456,040)	(1,132,943)
Increase (decrease) in cash and cash equivalents including restricted cash	(456,282)	542,561	473,646
Cash, cash equivalents, and restricted cash at beginning of year	2,993,987	2,451,426	1,977,780
Cash, cash equivalents, and restricted cash at end of year	2,537,705	2,993,987	2,451,426
Parent Company
Operating Activities
Net income	791,980	482,460	543,705
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed (income) loss of subsidiaries	(314,033)	(81,434)	(141,994)
Deferred income tax expense (benefit)	(7,777)	1,090	433
Net increase (decrease) in other liabilities	(1,543)	17,071	4,849
Net (increase) decrease in other assets	(3,943)	(355)	(4,676)
Other, net	1,215	1,111	1,616
Net cash provided by (used in) operating activities	465,899	419,943	403,933
Investing Activities
Advance of long-term note receivable due from bank subsidiary	0	(100,000)	0
Increase in other investments	(2,775)	(1,630)	(774)
Net cash provided by (used in) investing activities	(2,775)	(101,630)	(774)
Financing Activities
Dividends paid to common and preferred shareholders	(316,146)	(260,824)	(252,011)
Repurchase of common stock	(142,227)	(272,343)	0
Repayments and redemption of long-term debt	(350,000)	0	(97,033)
Proceeds from issuance of long-term debt, net	0	496,791	0
Net cash provided by (used in) financing activities	(808,373)	(36,376)	(349,044)
Increase (decrease) in cash and cash equivalents including restricted cash	(345,249)	281,937	54,115
Cash, cash equivalents, and restricted cash at beginning of year	860,537	578,600	524,485
Cash, cash equivalents, and restricted cash at end of year	$ 515,288	$ 860,537	$ 578,600